OFF-BALANCE SHEET ARRANGEMENTS (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Chivo Funds In Transit [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Funds in transit	$ 675	$ 4,679	$ 875